Financial income and expenses (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Feb. 24, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Financial income [Abstract]
Interest income from loans and credits			$ 36,871	$ 258
Interest rates benefits derivatives: cash flow hedges			0	230
Total			36,871	488
Financial expenses [Abstract]
Expenses due to interest - Loans from credit entities			(128,838)	(124,556)
Expenses due to interest - Other debts			(42,951)	(43,218)
Interest rates losses derivatives: cash flow hedges			(34,317)	(34,922)
Total			(206,106)	(202,696)
Non-monetary financial income		$ 36,600
Other financial income / (expenses) [Abstract]
Dividend from ACBH (Brazil)			0	10,383
Other financial income			5,514	6,774
Other financial losses			(15,201)	(10,669)
Total			$ (9,687)	$ 6,487
Dividends retained from Abengoa	$ 10,400